Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
15.	Related party transactions

The table below sets forth the major related party and the relationship with the Group as of December 31, 2019:

Company Name	Relationship with the Group
Quan Venture Fund I, L.P.	Significantly influenced by Samantha Du, founder, chairman and CEO of the Company

MEDx (Suzhou) Translational Medicine Co., Ltd. (Formerly known as Qiagen (Suzhou) Translational Medicine Co., Ltd)	Significant influence held by Samantha Du’s immediate family

In 2018 and 2019, the Group incurred $126 and $234 research and development expense with MEDx (Suzhou) Translational Medicine Co., Ltd. for drug research and development services.

On April 30, 2017, the Group disposed its investment in a cost method investee to Quan Venture Fund I, L.P. for a cash consideration of $500 and no gain/loss was recognized upon disposal.